Concentrations (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Concentrations Details
Company's two largest customers percent accounted of sales number one	50.00%	27.00%
Company's two largest customers percent accounted of sales number two	7.00%	26.00%